Segmented information - Segmented Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($) segment	Dec. 31, 2016 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Operating revenues	$ 22,719	$ 21,719
Operating costs	(13,541)	(12,931)
Segment profit	9,178	8,788
Severance, acquisition and other costs	(190)	(135)
Depreciation and amortization	(3,850)	(3,508)
Interest expense	(955)	(888)
Interest on post-employment benefit obligations	(72)	(81)
Other expense	(102)	21
Income taxes	(1,039)	(1,110)
Net earnings	2,970	3,087
Goodwill	10,428	8,958
Indefinite-life intangible assets	8,228	7,943
Capital expenditures	4,034	3,771
BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	7,838	7,117
Severance, acquisition and other costs	(18)	(6)
Depreciation and amortization	(603)	(555)
Goodwill	3,032	2,304
Indefinite-life intangible assets	3,891	3,663
Capital expenditures	731	733
BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	12,205	11,917
Severance, acquisition and other costs	(150)	(130)
Depreciation and amortization	(3,102)	(2,816)
Goodwill	4,497	3,831
Indefinite-life intangible assets	1,692	1,640
Capital expenditures	3,174	2,936
BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	2,676	2,685
Severance, acquisition and other costs	(22)	1
Depreciation and amortization	(145)	(137)
Goodwill	2,899	2,823
Indefinite-life intangible assets	2,645	2,640
Capital expenditures	129	102
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	7,883	7,159
Operating costs	(4,607)	(4,156)
Segment profit	3,276	3,003
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	12,415	12,104
Operating costs	(7,229)	(7,062)
Segment profit	5,186	5,042
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	3,104	3,081
Operating costs	(2,388)	(2,338)
Segment profit	716	743
Intersegment eliminations
Disclosure of operating segments [line items]
Operating revenues	(683)	(625)
Operating costs	683	625
Intersegment eliminations | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	45	42
Intersegment eliminations | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	210	187
Intersegment eliminations | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	$ 428	$ 396